INCOME TAXES (Details) - Schedule of Effective Benefit (Expense) Taxes - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025	Dec. 31, 2024
Schedule of Effective Benefit (Expense) Taxes [Abstract]
Loss before income taxes	$ (2,733)		$ (1,735)		$ (11,909)	$ (16,509)
Statutory tax rate					23.00%	23.00%
Computed "expected" tax income					$ (2,739)	$ (3,797)
Exchange rate differences					(822)	(21)
Non-deductible share-based compensation					0	1,373
Non-deductible financial instruments valuation					0	32
Effect of other non-deductible differences					21	78
Change in valuation allowance					2,952	1,392
Subsidiaries tax rate differences					591	953
Reported taxes on income		[1]		[1]	$ 3	$ 10

[1]	Represents an amount less than $1